Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Accounts Receivable [Member] | Hunan Wujo Hi-Tech Materials Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	38.80%	25.70%
Accounts Receivable [Member] | Hunan Hori New Materials Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		24.80%
Accounts Receivable [Member] | Eternal Electronic Material (Guangzhou) Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.40%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	53.90%	48.10%	58.30%
Raw Materials [Member] | Hefei Lucky Technology Industry Co., LTD. Jiangyin Branch (Member)
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%	6.20%	10.30%
Raw Materials [Member] | Weifang Power Supply Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.40%	10.40%	8.30%